Supplemental cash flow information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Supplemental disclosure of non-cash investing activities
Non-cash expenditures for vessel and other equipment	$ 100	$ 0	$ 100	$ 0
Non-cash expenditures on direct finance lease	200	0	200	0
Series A Preferred Units [Member]
Supplemental disclosure of non-cash financing activities
Non-cash proceeds	380	0	380	0
Common Units [Member]
Supplemental disclosure of non-cash financing activities
Non-cash proceeds	$ 202	$ 0	$ 202	$ 0